AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 84.8%			CB Industrial Product Holding Bhd (Malaysia)	6,380,800	$1,234,349
Communication Services - 9.6%			Fjord1 A. S. A. (Norway)[2]	159,067	646,923
Link Net Tbk PT (Indonesia)	2,425,000	$700,423	Freund Corp. (Japan)[1]	67,100	463,265
Otelco, Inc., Class A (United States) *,1	34,031	403,607	GrafTech International Ltd. (United States) [1]	185,000	2,368,000
Reading International, Inc. , Class A			Judges Scientific PLC (United Kingdom)	11,000	538,294
(United States) *	218,000	2,607,280
			Mitani Corp. (Japan)	12,800	638,354
Sotsu Co., Ltd. (Japan)[1]	12,700	219,292
			Nam Lee Pressed Metal Industries, Ltd.
Spark Networks SE, ADR (Germany)*	220,000	1,216,600	(Singapore)	700,000	189,921
Total Communication Services		5,147,202	Ocean Wilsons Holdings, Ltd. (Bermuda)	219,000	2,409,967
Consumer Discretionary - 8.3%			Oliver Corp. (Japan)	10,100	215,229
America's Car-Mart, Inc. (United States) *	3,300	302,610	Promotora y Operadora de Infraestructura SAB
B&S Group, S. A. R. L. (Luxembourg)[2]	104,405	1,365,560	de CV (Mexico)	86,126	506,264
Cambria Automobiles PLC (United Kingdom)	660,000	461,531	Sam Yung Trading Co., Ltd. (South Korea)	55,598	759,365
Marshall Motor Holdings PLC (United Kingdom)	230,000	407,225	Utoc Corp. (Japan)	55,700	253,522
Texhong Textile Group, Ltd. (Hong Kong)	2,069,500	1,897,963	Total Industrials		14,444,012
Total Consumer Discretionary		4,434,889	Information Technology - 6.6%
Consumer Staples - 10.6%			Computer Services, Inc. (United States)	31,000	1,410,500
Arcus ASA (Norway)[2]	248,854	1,006,615	GMO Pepabo, Inc. (Japan)	9,000	205,146
Italian Wine Brands S. P. A (Italy)	91,185	1,252,282	Ifis Japan, Ltd. (Japan)	106,100	784,058
Naked Wines PLC (United Kingdom) [1]	870,000	2,663,560	Reckon, Ltd. (Australia)	778,249	393,960
			Webstep A.S. (Norway)[2]	281,408	729,994
Sapporo Clinical Laboratory, Inc. (Japan)	6,600	106,332
Thai Wah PCL, Class F (Thailand)	3,550,000	649,336	Total Information Technology		3,523,658
Total Consumer Staples		5,678,125	Materials - 2.2%
Energy - 11.3%			Master Drilling Group, Ltd. (South Africa)	1,178,934	832,921
Hargreaves Services PLC (United Kingdom)	328,938	966,620	SK Kaken Co., Ltd. (Japan)	800	322,960
Lamprell PLC (United Arab Emirates) *	1,905,000	1,089,160	Total Materials		1,155,881
Pardee Resources Co., Inc. (United States)	7,352	1,242,488	Utilities - 0.3%
			Maxim Power Corp. (Canada)*	140,000	181,756
Total Energy Services, Inc. (Canada)	502,600	2,598,642
Zargon Oil & Gas, Ltd. (Canada) *	569,063	148,188	Total Common Stocks
			(Cost $49,109,461)		45,406,784
Total Energy		6,045,098
Financials - 7.8%				Principal
				Amount
IMF Bentham, Ltd. (Australia) *	1,494,445	3,769,241
			Corporate Bonds and Notes - 6.9%
Spice Private Equity AG (Switzerland)	18,000	406,800	Industrials - 6.9%
Total Financials		4,176,041
			Colabor Group, Inc. (Canada)
Health Care - 1.1%			6.000%, 10/13/21	$3,646,000	2,339,208
HLS Therapeutics, Inc. (Canada)	14,660	166,092	JAKKS Pacific, Inc. (United States)
			4.875%, 06/01/20[2,3]	1,500,000	1,368,277
WIN-Partners Co., Ltd. (Japan)	43,200	454,030
Total Health Care		620,122	Total Corporate Bonds and Notes
			(Cost $3,616,374)		3,707,485
Industrials - 27.0%
Aggreko PLC (United Kingdom)	63,000	643,563		Shares
AMERCO (United States) [1]	2,750	1,072,610	Closed-End Fund - 0.6%
Boustead Singapore, Ltd. (Singapore)	3,700,000	2,075,140	Industrials - 0.6%
Catering International Services (France)	33,950	429,246	Excelsior Capital, Ltd. (Australia)	375,377	298,966

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

		Shares	Value		Shares	Value

	Preferred Stocks - 4.8%			Other Investment Companies - 3.1%
	Health Care - 0.0%#			Dreyfus Government Cash Management Fund,
	HLS Therapeutics, Inc. (Canada) [4,5]	24,901	$0	Institutional Shares, 1.85%[7]	542,962	$542,962
	Information Technology - 4.8%			Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
	Samsung Electronics Co., Ltd., 2.640% (South			1.90% [7]	542,963	542,963
	Korea)	78,000	2,574,709
				JPMorgan U.S. Government Money Market Fund,
	Total Preferred Stocks			IM Shares, 1.87%[7]	559,416	559,416
	(Cost $1,869,877)		2,574,709
				Total Other Investment Companies		1,645,341
		Principal		Total Short-Term Investments
		Amount		(Cost $2,518,525)		2,518,525
Short	-Term Investments - 4.7%			Total Investments - 101.8%
	Joint Repurchase Agreements - 1.6%[6]			(Cost $57,551,449)		54,506,469
	Guggenheim Securities LLC, dated 09/30/19, due			Other Assets, less Liabilities - (1.8)%		(978,088)
	10/01/19, 2.420% total to be received $873,243			Net Assets - 100.0%		$53,528,381
	(collateralized by various U. S. Government
	Agency Obligations and U. S. Treasuries,
	1.500% - 5.000%, 08/15/22 - 06/20/69, totaling
	$890,648)	$873,184	873,184

	* Non-income producing security.			[4] Preferred Shares of liquidating trust.
	# Less than 0.05%.			[5] Security's value was determined by using significant unobservable inputs.
	[1] Some of these securities, amounting to $1,888,653 or 3.5% of net assets, were out on			[6] Cash collateral received for securities lending activity was invested in these joint
	loan to various borrowers and are collateralized by cash and various U. S. Treasury			repurchase agreements.
	Obligations. See below for more information.			[7] Yield shown represents the September 30, 2019, seven day average yield, which refers
	[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			to the sum of the previous seven days' dividends paid, expressed as an annual
	security may be resold in transactions exempt from registration, normally to qualified			percentage.
	buyers. At September 30, 2019, the value of these securities amounted to $5,117,369 or			ADR American Depositary Receipt
	9.6% of net assets.
	[3] Convertible Security. A corporate bond, usually a junior debenture, that can be
	converted, at the option of the holder, for a specific number of shares of the
	company’s preferred stock or common stock. The market value of convertible bonds at
	September 30, 2019, amounted to $1,368,277 or 2.5% of net assets.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$8,161,225	$6,282,787	—	$14,444,012
Energy	6,045,098	—	—	6,045,098
Consumer Staples	5,028,789	649,336	—	5,678,125
Communication Services	4,927,910	219,292	—	5,147,202
Consumer Discretionary	2,075,395	2,359,494	—	4,434,889
Financials	406,800	3,769,241	—	4,176,041
Information Technology	2,534,454	989,204	—	3,523,658
Materials	1,155,881	—	—	1,155,881
Health Care	166,092	454,030	—	620,122
Utilities	181,756	—	—	181,756
Corporate Bonds and Notes †	—	3,707,485	—	3,707,485
Closed-End Fund	298,966	—	—	298,966
Preferred Stocks
Information Technology	—	2,574,709	—	2,574,709
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	873,184	—	873,184
Other Investment Companies	1,645,341	—	—	1,645,341
Total Investments in Securities	$32,627,707	$21,878,762	$0	$54,506,469

† All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's
Schedule of Portfolio Investments.
1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

At September 30, 2019, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.
For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
Australia			8.6
Bermuda			4.6
Canada			10.5
France			0.8
Germany			2.3
Hong Kong			3.7
Indonesia			1.3
Italy			2.4
Japan			7.0
Luxembourg			2.6
Malaysia			2.4
Mexico			1.0
Norway			4.6
Singapore			4.4
South Africa			1.6
South Korea			6.4
Switzerland			0.8
Thailand			1.3
United Arab Emirates			2.1
United Kingdom			10.9
United States			20.7
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$1,888,653	$873,184	$1,094,377	$1,967,561

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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